INTANGIBLE ASSETS	24 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS [Text Block]
5.	INTANGIBLE ASSETS

Intangible assets consisted of the following:

December 31,	2014	2013

Land use rights	$1,280,384	$1,289,844
Trademark usage rights	303,456	304,432
Software license	48,556	37,034

Total intangible assets	1,632,396	1,631,310
Less – accumulated amortization	(490,117)	(412,661)

Intangible assets, net	$1,142,279	$1,218,649

For the years ended December 31, 2014 and 2013, amortization expense was $67,934 and $44,269, respectively. Estimated future intangible amortization as of December 31, 2014 for each of the next five years is as follows:

Years ending December 31,	Amount
2015	$78,704
2016	43,306
2017	31,210
2018	31,210
2019	31,210
Thereafter	926,639

Total	$1,142,279